Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
July 31, 2025
SLC-NPRT1-0925
1.804879.121
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	580,300	1,387,158
Electro Optic Systems Holdings Ltd (a)	521,173	1,071,895
		2,459,053
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (a)	476,100	531,692
TOTAL AUSTRALIA		2,990,745
BAILIWICK OF GUERNSEY - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Super Group SGHC Ltd	728,900	7,835,675
CANADA - 1.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Lassonde Industries Inc Class A	11,252	1,743,914
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	113,540	2,981,900
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	33,044	1,009,163
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	981,808	2,423,342
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (a)(b)	103,725	4,023,686
TOTAL INFORMATION TECHNOLOGY		6,447,028

Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	131,342	5,127,592
TOTAL CANADA		17,309,597
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (a)(c)	3,500	96,390
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Distributors - 0.1%
GigaCloud Technology Inc Class A (a)(c)	39,000	868,530
ISRAEL - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.6%
Next Vision Stabilized Systems Ltd	166,810	6,859,174
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (a)	28,857	7,577,560
Software - 0.3%
Cellebrite DI Ltd (a)	276,760	3,869,104
TOTAL ISRAEL		18,305,838
ITALY - 0.5%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Sanlorenzo SpA/Ameglia	174,800	5,904,660
JAPAN - 1.3%
Industrials - 1.3%
Machinery - 0.6%
Sumitomo Heavy Industries Ltd	331,467	7,340,848
Professional Services - 0.7%
BayCurrent Inc	131,253	7,536,554
TOTAL JAPAN		14,877,402
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Merus NV (a)	39,945	2,645,957
Newamsterdam Pharma Co NV (a)	48,931	1,067,185

TOTAL NETHERLANDS		3,713,142
PUERTO RICO - 1.1%
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	347,816	12,573,548
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Asmodee Group AB B Shares	369,270	4,663,947
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	76,896	5,885,620
THAILAND - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet (a)	67,818	21,954,721
UNITED STATES - 89.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
GCI Liberty Inc/DEL Class A (a)(d)	107,906	1
Consumer Discretionary - 14.2%
Diversified Consumer Services - 5.3%
Grand Canyon Education Inc (a)	212,456	35,826,455
Laureate Education Inc (a)	1,056,530	23,877,578
		59,704,033
Hotels, Restaurants & Leisure - 0.7%
Pursuit Attractions and Hospitality Inc (a)	276,054	8,347,873
Household Durables - 2.3%
Installed Building Products Inc (c)	59,398	12,015,621
KB Home	121,938	6,738,294
Tri Pointe Homes Inc (a)	225,126	6,933,881
		25,687,796
Leisure Products - 2.3%
YETI Holdings Inc (a)	705,207	25,909,305
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (a)	20,785	1,995,776
American Eagle Outfitters Inc	1,133,171	12,238,247
Warby Parker Inc Class A (a)	43,600	1,044,220
		15,278,243
Textiles, Apparel & Luxury Goods - 2.2%
Crocs Inc (a)	166,571	16,612,126
Steven Madden Ltd (c)	348,419	8,363,798
		24,975,924
TOTAL CONSUMER DISCRETIONARY		159,903,174

Consumer Staples - 4.7%
Consumer Staples Distribution & Retail - 4.0%
Grocery Outlet Holding Corp (a)(c)	603,827	7,952,402
Innovative Food Holdings Inc (a)	1,207,751	1,449,301
Performance Food Group Co (a)	347,419	34,880,868
		44,282,571
Tobacco - 0.7%
Turning Point Brands Inc	100,678	8,350,233
TOTAL CONSUMER STAPLES		52,632,804

Energy - 4.0%
Energy Equipment & Services - 1.7%
Cactus Inc Class A	192,106	8,128,005
Kodiak Gas Services Inc	269,813	8,723,054
Solaris Energy Infrastructure Inc Class A	53,100	1,734,777
		18,585,836
Oil, Gas & Consumable Fuels - 2.3%
Core Natural Resources Inc	105,653	7,798,248
Gulfport Energy Corp (a)	61,514	10,711,433
Northern Oil & Gas Inc (c)	261,889	7,374,794
		25,884,475
TOTAL ENERGY		44,470,311

Financials - 19.4%
Banks - 9.4%
Connectone Bancorp Inc	350,764	8,078,095
CVB Financial Corp	378,894	7,081,529
Eastern Bankshares Inc	739,949	11,432,212
First Bancorp/Southern Pines NC	170,932	8,561,984
FNB Corp/PA	632,726	9,693,362
Old National Bancorp/IN	703,304	14,846,747
SouthState Corp	136,748	12,877,559
Synovus Financial Corp	83,224	3,931,502
Webster Financial Corp	274,049	15,798,925
Western Alliance Bancorp	166,996	12,952,210
		105,254,125
Capital Markets - 3.2%
MarketAxess Holdings Inc	25,760	5,293,680
Perella Weinberg Partners Class A	711,673	14,190,760
Stifel Financial Corp	140,811	16,069,351
		35,553,791
Consumer Finance - 2.0%
FirstCash Holdings Inc	91,203	12,156,448
SLM Corp	341,932	10,873,437
		23,029,885
Insurance - 4.8%
Baldwin Insurance Group Inc/The Class A (a)(c)	806,247	29,702,140
Primerica Inc	73,596	19,549,305
Selective Insurance Group Inc	59,733	4,657,382
		53,908,827
TOTAL FINANCIALS		217,746,628

Health Care - 9.2%
Biotechnology - 3.7%
ADMA Biologics Inc (a)	143,663	2,686,498
Bridgebio Pharma Inc (a)	68,200	3,223,814
Catalyst Pharmaceuticals Inc (a)	310,427	6,621,408
Celldex Therapeutics Inc (a)	88,115	1,936,768
Cogent Biosciences Inc (a)	188,316	2,150,569
Crinetics Pharmaceuticals Inc (a)	99,463	2,843,647
Dianthus Therapeutics Inc (a)(c)	52,125	1,077,424
Immunovant Inc (a)(c)	97,457	1,567,109
Mirum Pharmaceuticals Inc (a)	19,200	992,256
MoonLake Immunotherapeutics Class A (a)	33,650	1,697,306
Nurix Therapeutics Inc (a)	57,603	648,609
Nuvalent Inc Class A (a)	51,585	4,041,685
Rhythm Pharmaceuticals Inc (a)	31,068	2,647,926
Soleno Therapeutics Inc (a)	31,275	2,704,349
Spyre Therapeutics Inc (a)	58,410	991,218
Upstream Bio Inc	65,591	1,004,198
Vaxcyte Inc (a)	67,536	2,292,847
Viking Therapeutics Inc (a)(c)	24,147	786,467
Viridian Therapeutics Inc (a)	117,037	2,050,488
		41,964,586
Health Care Equipment & Supplies - 3.9%
Artivion Inc (a)	92,571	2,861,370
Ceribell Inc	163,481	2,354,126
Glaukos Corp (a)	19,850	1,708,886
Haemonetics Corp (a)	51,000	3,776,040
Lantheus Holdings Inc (a)(c)	135,686	9,659,486
Masimo Corp (a)	33,753	5,190,874
Merit Medical Systems Inc (a)	90,474	7,677,624
Penumbra Inc (a)	16,876	4,257,309
TransMedics Group Inc (a)(c)	54,167	6,444,248
		43,929,963
Health Care Providers & Services - 1.4%
BrightSpring Health Services Inc (a)	245,658	5,072,838
Ensign Group Inc/The	64,110	9,616,500
PACS Group Inc (a)	98,300	1,087,198
		15,776,536
Pharmaceuticals - 0.2%
Enliven Therapeutics Inc (a)	97,855	1,840,653
TOTAL HEALTH CARE		103,511,738

Industrials - 19.9%
Aerospace & Defense - 2.8%
Cadre Holdings Inc	142,259	4,704,505
Karman Holdings Inc	58,500	3,024,450
Leonardo DRS Inc	125,342	5,214,227
Mercury Systems Inc (a)	91,900	4,833,021
V2X Inc (a)	298,734	14,154,017
		31,930,220
Air Freight & Logistics - 0.7%
Hub Group Inc Class A	226,700	7,939,034
Building Products - 1.0%
CSW Industrials Inc	10,000	2,594,800
Tecnoglass Inc	106,151	8,282,963
		10,877,763
Construction & Engineering - 4.5%
Construction Partners Inc Class A (a)	97,874	9,870,593
IES Holdings Inc (a)	72,386	25,557,325
Limbach Holdings Inc (a)(c)	57,400	7,863,800
WillScot Holdings Corp	232,489	6,823,552
		50,115,270
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings Inc	230,934	9,814,695
Saia Inc (a)	9,100	2,750,384
		12,565,079
Machinery - 1.3%
Hillman Solutions Corp Class A (a)	954,200	7,528,638
REV Group Inc	136,405	6,758,868
		14,287,506
Professional Services - 7.8%
Cbiz Inc (a)	496,722	30,359,649
ExlService Holdings Inc (a)	188,340	8,179,606
Genpact Ltd	723,919	31,888,632
KBR Inc	351,956	16,450,423
		86,878,310
Trading Companies & Distributors - 0.7%
Herc Holdings Inc (c)	68,663	8,020,525
TOTAL INDUSTRIALS		222,613,707

Information Technology - 8.5%
Communications Equipment - 0.7%
Ciena Corp (a)	73,718	6,843,979
Lumentum Holdings Inc (a)	9,900	1,089,792
		7,933,771
Electronic Equipment, Instruments & Components - 5.4%
Belden Inc	37,700	4,661,605
Insight Enterprises Inc (a)	207,581	24,614,955
PAR Technology Corp (a)	46,121	2,803,234
Sanmina Corp (a)	171,514	19,902,485
TD SYNNEX Corp	57,392	8,286,831
		60,269,110
IT Services - 1.1%
ASGN Inc (a)	235,455	11,805,714
Semiconductors & Semiconductor Equipment - 1.0%
Diodes Inc (a)	73,900	3,648,443
Penguin Solutions Inc (a)(c)	334,142	7,875,727
		11,524,170
Software - 0.3%
Weave Communications Inc (a)	569,321	4,156,043
TOTAL INFORMATION TECHNOLOGY		95,688,808

Materials - 5.7%
Chemicals - 3.9%
Element Solutions Inc	509,947	12,034,749
Hawkins Inc	62,029	10,128,095
Perimeter Solutions Inc	1,330,737	21,464,788
		43,627,632
Construction Materials - 1.4%
Eagle Materials Inc	27,955	6,270,027
Knife River Corp (a)	112,056	9,242,379
		15,512,406
Metals & Mining - 0.4%
Carpenter Technology Corp	18,997	4,737,662
TOTAL MATERIALS		63,877,700

Real Estate - 3.4%
Health Care REITs - 0.2%
CareTrust REIT Inc	96,715	3,075,537
Industrial REITs - 0.5%
Terreno Realty Corp	97,629	5,417,433
Real Estate Management & Development - 1.2%
Compass Inc Class A (a)	1,658,648	13,169,665
Retail REITs - 1.2%
Acadia Realty Trust	423,016	7,918,860
Tanger Inc	172,163	5,168,333
		13,087,193
Specialized REITs - 0.3%
Four Corners Property Trust Inc	156,386	3,947,183
TOTAL REAL ESTATE		38,697,011

Utilities - 0.5%
Gas Utilities - 0.5%
Southwest Gas Holdings Inc	74,551	5,825,415
TOTAL UNITED STATES		1,004,967,297
TOTAL COMMON STOCKS (Cost $967,807,019)		1,121,947,112

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	1,180,750	1,180,986
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	66,573,230	66,579,887
TOTAL MONEY MARKET FUNDS (Cost $67,760,873)			67,760,873

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $1,035,567,892)	1,189,707,985
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(65,810,621)
NET ASSETS - 100.0%	1,123,897,364

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,410,844 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $3,080,014.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,410,601	102,041,370	124,270,985	195,021	-	-	1,180,986	1,180,750	0.0%
Fidelity Securities Lending Cash Central Fund	58,769,914	228,382,959	220,572,986	38,361	-	-	66,579,887	66,573,230	0.2%
Total	82,180,515	330,424,329	344,843,971	233,382	-	-	67,760,873

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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